Long-term investments, net (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Long-term investments, net
Balance, beginning of the year	$ 40,604,689	$ 0
Investment in Ynong International Group Limited	0	40,913,370
Loss from equity method investments	(610,336)	(308,681)
Balance, end of the year	$ 39,994,353	$ 40,604,689